Document and Entity Information	Dec. 30, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001166126
Current Fiscal Year End Date	--02-01
Document Type	8-K
Document Period End Date	Dec. 30, 2020
Entity Registrant Name	OLD COPPER COMPANY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-15274
Entity Tax Identification Number	26-0037077
Entity Address, Address Line One	6501 Legacy Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024-3698
City Area Code	(972)
Local Phone Number	431-1000
Entity Information, Former Legal or Registered Name	J. C. Penney Company, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false